ORDINARY SHARES - General information (Details)											12 Months Ended
	Nov. 08, 2021 CNY (¥) shares	Apr. 17, 2020 CNY (¥) employee shares	Apr. 10, 2020 shares	Nov. 29, 2019 CNY (¥) item shares	Nov. 29, 2019 USD ($) shares	Jun. 17, 2019 CNY (¥) shares	Jun. 17, 2019 USD ($) shares	Dec. 28, 2018 USD ($) $ / shares shares	Sep. 04, 2018 shares	Jul. 06, 2018 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Nov. 29, 2019 USD ($) item $ / shares shares
Ordinary shares
Ordinary shares, share capital authorized | $										$ 50,000
Ordinary Shares, shares authorized										2,500,000,000	25,000,000,000	25,000,000,000
Ordinary shares par value (in dollars per share) | $ / shares										$ 0.00002	$ 0.00002	$ 0.00002
Number of shares for which options exercised											57,076,970	0	95,193,795
Ordinary shares and convertible redeemable preferred shares, share capital authorized | $								$ 500,000
Ordinary shares and convertible redeemable preferred shares, authorized (in shares)								25,000,000,000
Convertible Redeemable Preferred Shares, par value | $ / shares											$ 0.00002
Consideration for treasury shares reissued | ¥													¥ 255,047,000
Selling Shareholders of Zhonghuan
Ordinary shares
Ordinary share issuance upon follow-on public offering, net of issuance costs			22,315,135
Former Minority Shareholders of Certain Subsidiaries, Two Employees [Member]
Ordinary shares
Ordinary share issuance upon follow-on public offering, net of issuance costs		336,915
Number of employees | employee		2
Payable to employees, settled | ¥		¥ 9,000,000.0
Propitious Global Holdings Limited [Member]
Ordinary shares
Number of Class B ordinary shares converted into Class A ordinary shares	157,894,050
Conversion ratio for the re-designated shares	1
Mr. Zuo Hui, founder and chairman of the board of directors
Ordinary shares
Ordinary share issuance upon follow-on public offering, net of issuance costs									971,577,300	437,700
Mr. PENG Yongdong, chairman and chief executive officer
Ordinary shares
Ordinary shares, share capital authorized | ¥	¥ 110,116,275
Mr. SHAN Yigang, an executive director
Ordinary shares
Ordinary shares, share capital authorized | ¥	¥ 47,777,775
Conversion ratio for the re-designated shares	1
Ordinary share issuance upon follow-on public offering, net of issuance costs									57,829,300	20,700
Number of shares for which options exercised									100,000,000
Class A Ordinary Shares
Ordinary shares
Ordinary Shares, shares authorized				20,500,000,000				21,250,000,000			23,614,698,720	23,614,698,720		20,500,000,000
Ordinary shares par value (in dollars per share) | $ / shares								$ 0.00002
Number of shares for which options exercised											35,673,269
Ordinary shares issued (in shares)											2,705,911,235	2,666,966,855
Class A Ordinary Shares | One Investor
Ordinary shares
Consideration for treasury shares reissued				¥ 259,000,000	$ 36,800,000
Number of investors to whom shares transferred held by directors and employees | item				1										1
Class A Ordinary Shares | Two Investors
Ordinary shares
Compensation expenses				¥ 323,200,000	$ 46,000,000.0
Ordinary shares transferred held by certain directors and employees to investors				112,215,315										112,215,315
Number of investors to whom shares transferred held by directors and employees | item				2										2
Consideration for the shares transferred held by certain directors and employees to investors				¥ 3,298,000,000										$ 469,100,000
Class A Ordinary Shares | Employee trust controlled by the company upon exercise of options
Ordinary shares
Ordinary share issuance upon follow-on public offering, net of issuance costs												60,852,775
Class A Ordinary Shares | Mr. SHAN Yigang, an executive director
Ordinary shares
Ordinary shares issued (in shares)								52,649,160
Class A Ordinary Shares | Certain Senior Management Members
Ordinary shares
Number of shares for which options exercised				95,193,795	95,193,795
Class A Ordinary Shares | Golden Fortitude Enterprises Limited
Ordinary shares
Repurchase of ordinary shares (in shares)						8,806,005	8,806,005
Consideration for repurchase of shares						¥ 231,000,000	$ 33,500,000
Compensation expenses						¥ 46,000,000	$ 6,700,000
Class A Ordinary Shares | Beijing Lianjia and Yiju Taihe
Ordinary shares
Ordinary share issuance upon follow-on public offering, net of issuance costs								289,034,485
Class B Ordinary Shares
Ordinary shares
Ordinary Shares, shares authorized								1,250,000,000			885,301,280	885,301,280
Ordinary shares par value (in dollars per share) | $ / shares								$ 0.00002
Ordinary shares issued (in shares)											885,301,280	885,301,280
Class B Ordinary Shares | Mr. Zuo Hui, founder and chairman of the board of directors
Ordinary shares
Ordinary shares issued (in shares)								933,289,250
Series B Convertible Redeemable Preferred Shares
Ordinary shares
Convertible Redeemable Preferred Shares, shares authorized								750,000,000
Convertible Redeemable Preferred Shares, par value | $ / shares								$ 0.00002
Series C Convertible Redeemable Preferred Shares
Ordinary shares
Convertible Redeemable Preferred Shares, shares authorized								750,000,000
Convertible Redeemable Preferred Shares, par value | $ / shares								$ 0.00002
Series D Convertible Redeemable Preferred Shares
Ordinary shares
Convertible Redeemable Preferred Shares, shares authorized								1,000,000,000
Convertible Redeemable Preferred Shares, par value | $ / shares								$ 0.00002
Series D+ Convertible Redeemable Preferred Shares
Ordinary shares
Convertible Redeemable Preferred Shares, shares authorized				750,000,000										750,000,000
Convertible Redeemable Preferred Shares, par value | $ / shares														$ 0.00002